GMO Emerging Markets ex-China Fund Expense Example - GMO Emerging Markets ex-China Fund	Feb. 28, 2026 USD ($)
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	1,373
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,293
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,247
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,223
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	1,174
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	1,373
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	687
Expense Example, with Redemption, 10 Years	$ 1,544